Trading portfolio (Table)	12 Months Ended
Dec. 31, 2019
12. Trading Portfolio
Trading portfolio
	Trading portfolio assets		Trading portfolio liabilities
	2019	2018	2019	2018
	£m	£m	£m	£m
Debt securities and other eligible bills	52,739	57,283	(23,741)	(25,394)
Equity securities	56,000	39,565	(13,175)	(12,488)
Traded loans	5,378	7,234	-	-
Commodities	78	105	-	-
Trading portfolio assets/(liabilities)	114,195	104,187	(36,916)	(37,882)